Cover	Mar. 10, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 10, 2026
Entity File Number	001-00000
Entity Registrant Name	GalaxyEdge Acquisition Corporation
Entity Central Index Key	0002091484
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	1185 Avenue of the Americas
Entity Address, Address Line Two	Suite 349
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10036
City Area Code	(212)
Local Phone Number	612-1400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units Each Consisting Of One Ordinary Share Par Value 0. 0001 And One Right Entitling Holder To Receive 14 Of One Ordinary Share [Member]
Title of 12(b) Security	Units, each consisting of one ordinary share, par value $0.0001, and one right entitling the holder to receive 1/4 of one ordinary share
Trading Symbol	GLEDU
Security Exchange Name	NASDAQ
Ordinary Shares 0. 0001 Par Value [Member]
Title of 12(b) Security	Ordinary Shares, $0.0001 par value
Trading Symbol	GLED
Security Exchange Name	NASDAQ
Rights To Receive Onefourth 14 Of One Ordinary Share [Member]
Title of 12(b) Security	Rights to receive one-fourth (1/4) of one ordinary share
Trading Symbol	GLEDR
Security Exchange Name	NASDAQ